EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Earnings per share is computed by dividing Net earnings (loss) attributable to common shareowners by the weighted-average number of shares of common stock outstanding during the period (excluding treasury stock). Diluted earnings per share is computed by giving effect to all potentially dilutive stock awards that are outstanding. The computation of diluted earnings per share excludes the effect of the potential exercise of stock-based awards, including stock appreciation rights and stock options, when the effect of the potential exercise would be anti-dilutive.
The following table summarizes the weighted-average number of shares of common stock outstanding for basic and diluted earnings per share calculations:

(In millions, except per share amounts)	2024	2023	2022
Net earnings (loss) attributable to common shareowners	$5,604	$1,349	$3,534

Basic weighted-average number of shares outstanding	898.2	837.3	843.4
Stock awards and equity units (share equivalent)	13.5	15.7	17.8
Diluted weighted-average number of shares outstanding	911.7	853.0	861.2

Antidilutive shares excluded from computation of diluted earnings per share	0.1	2.0	2.9